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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martha D. Vorlicek
Title:   Managing Director
Phone:   617-348-3709

Signature, Place, and Date of Signing:

Martha D. Vorlicek       Boston, MA     8/10/12
--------------------  ----------------  --------
   [Signature]         [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: $102,255
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
----  ----------------------  ----
28-   14156

[Repeat as necessary.]

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
                                                   6/30/2012
                                                     Value   Shares/PRN                   Investment   Other    Voting Authority
Name of Issuer           Title of Class    CUSIP   (x$1000)    Amount   SH/PRN  PUT/CALL  Discretion  Managers       Sole
--------------           --------------  --------- --------- ---------- ------  --------  ----------  --------  ----------------
A123 Corp.                  Common       03739T108      148    117,352   SH                 Sole        n/a            x
Achillion
 Pharmaceuticals            Common       00448Q201      374     60,354   SH                 Sole        n/a            x
E-Commerce China
 Dangdang                   Common       26833A105    2,339    351,157   SH                 Sole        n/a            x
Financial Engines           Common       317485100      623     29,055   SH                 Sole        n/a            x
Fusion-io, Inc.             Common       36112J107    4,219    201,953   SH                 Sole        n/a            x
GreenDot Corp.              Common       39304D102    1,354     61,201   SH                 Sole        n/a            x
Groupon, Inc.               Common       399473107    6,226    585,708   SH                 Sole        n/a            x
HiSoft Technologies         Common       43358R108      830     57,899   SH                 Sole        n/a            x
HomeAway                    Common       43739Q100      684     31,467   SH                 Sole        n/a            x
Imperva, Inc.               Common       45321L100      233      8,100   SH                 Sole        n/a            x
LinkedIn                    Common       53578A108    4,513     42,465   SH                 Sole        n/a            x
MaxLinear                   Common       57776J100      640    129,016   SH                 Sole        n/a            x
Motricity                   Common       620107102       85    137,109   SH                 Sole        n/a            x
NetSpend Corporation        Common       64118V106    1,658    180,392   SH                 Sole        n/a            x
PharmaAthene, Inc.          Common       71714G102      595    427,762   SH                 Sole        n/a            x
Pandora                     Common       698354107      430     39,582   SH                 Sole        n/a            x
Qihoo Technologies,
 Inc.                       Common       74734M109    2,256    130,485   SH                 Sole        n/a            x
RPX Corporation             Common       74972G103    2,493    173,699   SH                 Sole        n/a            x
Synchronoss
 Technologies               Common       87157B103      826     44,736   SH                 Sole        n/a            x
Tangoe, Inc.                Common       87582Y108      369     17,316   SH                 Sole        n/a            x
Targa Resources Corp.       Common       87612G101      466     10,919   SH                 Sole        n/a            x
Ubiquity Networks, Inc.     Common       90347A100      722     50,646   SH                 Sole        n/a            x
Vonage Holdings Corp.       Common       92886T201      621    308,723   SH                 Sole        n/a            x
Envivio                     Common       29413T106   23,332  3,639,939   SH                 Sole        n/a            x
FleetCor Tech.              Common       339041105    7,738    220,846   SH                 Sole        n/a            x
Network Engines             Common       64121A107    8,306  5,890,926   SH                 Sole        n/a            x
PartnersRe                  Common       G6852T105   30,176    398,786   SH                 Sole        n/a            x
                                                    -------
                                             TOTAL  102,255
                                                    =======